Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Previously Reported Class A Ordinary Shares	Previously Reported Class B Ordinary Shares	Previously Reported Ordinary Shares	Previously Reported Additional paid-in capital	Previously Reported Statutory reserve	Previously Reported Accumulated deficit	Previously Reported Accumulated other comprehensive income (loss)	Previously Reported Non- controlling interests	Previously Reported	Revision of Prior Period, Adjustment [Member] Class A Ordinary Shares	Revision of Prior Period, Adjustment [Member] Class B Ordinary Shares	Revision of Prior Period, Adjustment [Member] Ordinary Shares	Revision of Prior Period, Adjustment [Member] Additional paid-in capital	Revision of Prior Period, Adjustment [Member] Statutory reserve	Revision of Prior Period, Adjustment [Member] Accumulated deficit	Revision of Prior Period, Adjustment [Member] Accumulated other comprehensive income (loss)	Revision of Prior Period, Adjustment [Member] Non- controlling interests	Revision of Prior Period, Adjustment [Member]	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Jun. 30, 2020			$ 3,842		$ 17,758	$ (3,784,701)	$ 267,390	$ 287,029	$ (3,208,682)	$ 5,053,833	$ 10,513,166	$ (3,842)	$ (15,563,157)						$ 5,053,833	$ 10,513,166		$ (15,563,157)	$ 17,758	$ (3,784,701)	$ 267,390	$ 287,029	$ (3,208,682)
Balance (in Shares) at Jun. 30, 2020			38,417,461							9,737,486	20,256,270	(38,417,461)							9,737,486	20,256,270
Issuance of ordinary shares in exchange for acquisition of non-controlling interests, restated due to reverse acquisition effective December 23, 2022																				$ 1,630,718		(1,098,108)				(532,610)
Issuance of ordinary shares in exchange for acquisition of non-controlling interests, restated due to reverse acquisition effective December 23, 2022 (in Shares)																				3,141,991
Issuance of ordinary shares to employee share based payment platform, restated due to reverse acquisition effective December 23, 2022																				$ 659,443		(659,443)
Issuance of ordinary shares to employee share based payment platform, restated due to reverse acquisition effective December 23, 2022 (in Shares)																				1,270,583
Contribution from a controlling shareholder for disposal of a subsidiary under common control																						113,117					113,117
Capital injection from non-controlling shareholders																										303,284	303,284
Net income (loss)																								3,457,208		192,125	3,649,333
Shares allotment in connection with reverse acquisition
Conversion of convertible redeemable preferred shares
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.
Ordinary shares issued as part of consideration for business combination
Accretion of convertible redeemable preferred shares																						(747,110)		(2,282,419)			(3,029,529)
Deemed dividends to convertible redeemable preferred shareholders																								(2,084,786)			(2,084,786)
Contribution from preferred shareholders in connection with modification																						101,948					101,948
Foreign currency translation adjustments																									(334,189)		(334,189)
Balance at Jun. 30, 2021																			$ 5,053,833	$ 12,803,327		(17,852,753)	17,758	(4,694,698)	(66,799)	249,828	(4,489,504)
Balance (in Shares) at Jun. 30, 2021																			9,737,486	24,668,844
Non-controlling interests arising from acquisition of subsidiary																										1,721,734	1,721,734
Appropriation of statutory reserve																							901,649	(901,649)
Share-based compensation																						9,522,187					9,522,187
Net income (loss)																								(12,814,988)		194,858	(12,620,130)
Shares allotment in connection with reverse acquisition
Conversion of convertible redeemable preferred shares
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.
Ordinary shares issued as part of consideration for business combination
Accretion of convertible redeemable preferred shares																						(3,865,430)					(3,865,430)
Deemed dividends to convertible redeemable preferred shareholders
Foreign currency translation adjustments																									(208,953)	(85,109)	(294,062)
Balance at Jun. 30, 2022																			$ 5,053,833	$ 12,803,327		(12,195,996)	919,407	(18,411,335)	(275,752)	2,081,311	(10,025,205)
Balance (in Shares) at Jun. 30, 2022																			9,737,486	24,668,844
Non-controlling interests arising from acquisition of subsidiary																										686,636	686,636
Appropriation of statutory reserve																							198,421	(198,421)
Share-based compensation																						1,480,087					1,480,087
Net income (loss)																								(5,733,518)		(966,093)	(6,699,611)
Shares allotment in connection with reverse acquisition																			$ 3,869,930	$ 8,806,448		(12,676,378)					12,676,378
Shares allotment in connection with reverse acquisition (in Shares)																			7,456,398	16,967,846
Conversion of convertible redeemable preferred shares																			$ 13,861,150	$ 2,875,931		52,516,097					69,253,178
Conversion of convertible redeemable preferred shares (in Shares)																			26,707,007	5,541,207
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.																			$ 1,694,996			25,411,451					27,106,447
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd. (in Shares)																			3,265,837
Contribution from a non-controlling investor																										27,581	27,581
Acquisition of non-controlling interest through issuance of ordinary shares and cash payment																			$ 66,325			956,949				(1,486,074)	(462,800)
Acquisition of non-controlling interest through issuance of ordinary shares and cash payment (in Shares)																			127,791
Ordinary shares issued as part of consideration for business combination																			$ 936,617			12,940,988					13,877,605
Ordinary shares issued as part of consideration for business combination (in Shares)																			1,804,630
Class A ordinary shares transferred into Class B ordinary shares																			$ 519,008	$ (519,008)
Class A ordinary shares transferred into Class B ordinary shares (in Shares)																			1,000,000	(1,000,000)
Accretion of convertible redeemable preferred shares																						(2,001,777)					(2,001,777)
Deemed dividends to convertible redeemable preferred shareholders
Foreign currency translation adjustments																									(4,185,820)		(4,185,820)
Balance at Jun. 30, 2023																			$ 26,001,859	$ 23,966,698		$ 66,431,421	$ 1,117,828	$ (24,343,274)	$ (4,461,572)	$ 343,361	$ 89,056,321
Balance (in Shares) at Jun. 30, 2023																			50,099,149	46,177,897